                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/____ (a)
             or fiscal year ending: 12/31/2007 (b)

Is this a transition report? (Y/N):                                          N
                                                                            ---
                                                                            Y/N

Is this an amendment to a previous filing? (Y/N):                            N
                                                                            ---
                                                                            Y/N

Those items or sub-items with a box "[X]Z[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

     B.   File Number:        811-07711

     C.   Telephone Number:   (617) 663-3812

2.   A.   Street:             601 Congress Street

     B.   City:               Boston

     C.   State:              Massachusetts

     D.   Zip Code:           02210 Zip Ext. 2805

E.   Foreign Country:                       Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N) ..........    N
                                                                             ---
                                                                             Y/N

4.   Is this the last filing on this form by Registrant? (Y/N) ...........    N
                                                                             ---
                                                                             Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N) .....    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]           ---
                                                                             Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N) ..................    Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]          ---
                                                                             Y/N

For period ending 12/31/2007
File number 811-07711


111. A.   [X]Z[X] Depositor Name: _________________________________________________

     B.   [X]Z[X] File Number (if any): ___________________________________________

     C.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     D.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

111. A.   [X]Z[X] Depositor Name: _________________________________________________

     B.   [X]Z[X] File Number (if any): ___________________________________________

     C.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     D.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

112. A.   [X]Z[X] Sponsor Name: ___________________________________________________

     B.   [X]Z[X] File Number (if any): ___________________________________________

     C.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     D.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

112. A.   [X]Z[X] Sponsor Name: ___________________________________________________

     B.   [X]Z[X] File Number (if any): ___________________________________________

     C.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     D.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

For period ending 12/31/2007
File number 811-07711

113. A.   [X]Z[X] Trustee Name: _________________________________________________

     B.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     C.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

113. A.   [X]Z[X] Trustee Name: _________________________________________________

     B.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     C.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

114. A.   [X]Z[X] Principal Underwriter Name: ___________________________________

     B.   [X]Z[X] File Number (if any): _________________________________________

     C.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     D.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

114. A.   [X]Z[X] Principal Underwriter Name: ___________________________________

     B.   [X]Z[X] File Number (if any): _________________________________________

     C.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     D.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

115. A.   [X]Z[X] Independent Public Accountant Name: ___________________________

     B.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     C.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

115. A.   [X]Z[X] Independent Public Accountant Name: ___________________________

     B.   [X]Z[X] City: __________ State: ___________ Zip Code: ___ Zip Ext: _____

     C.   [X]Z[X] Foreign Country: ______________________ Foreign Postal Code: _____________________

For period ending 12/31/2007
File number 811-07711

116. Family of investment companies information:

     A.   [X]Z[X] Is Registrant part of a family of investment companies? (Y/N) ........  ______
                                                                                           Y/N

     B.   [X]Z[X] Identify the family in 10 letters: MANULIFEIS

          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   [X]Z[X] Is Registrant a separate account of an insurance company? (Y/N) ......  ______
                                                                                           Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.   [X]Z[X] Variable annuity contracts? (Y/N) ....................................  ______
                                                                                           Y/N
                                                                                         ______
     C.   [X]Z[X] Schedule premium variable life contracts? (Y/N) ......................    Y/N

     D.   [X]Z[X] Flexible premium variable life contracts? (Y/N) ......................  ______
                                                                                           Y/N

     E.   [X]Z[X] Other types of insurance products registered under the Securities
                 Act of 1933? (Y/N) ...................................................
                                                                                          ______
                                                                                           Y/N
118. [X]Z[X] State the number of series existing at the end of the period that had
            securities registered under the Securities Act of 1933 ....................     1
                                                                                         _______
119. [X]Z[X] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period  ............  ______

120. [X]Z[X] State the total value of the portfolio securities on the date of deposit
            for the new series included in item 119 ($000's omitted)..................   $_____

121. [X]Z[X] State the number of series for which a current prospectus was in
            existence at the end of the period........................................      1

122. [X]Z[X] State the number of existing series for which additional units were
            registered under the Securities Act of 1933 during the current period .....   _____

     For period ending 12/31/2007
     File number 811-07711

123. [X]Z[X] State the total value of the additional units considered in
            answering item 122 ($000's omitted) .......................................   $____

124. [X]Z[X] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
            (the value of these units is to be measured on the date they were
            placed in the subsequent series) ($000's omitted) .........................   _____

125. [X]Z[X] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
            principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
            omitted) ..................................................................   $____

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
     (include the sales loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series). ($000's omitted) ................   $   0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                      Number of        Total Assets       Total Income
                                                                       Series             ($000's         Distributions
                                                                      Investing          omitted)       ($000's omitted)
                                                                  ----------------   ----------------   ----------------
A    U.S. Treasury direct issue                                   ________________   $_______________   $_______________
B    U.S. Government agency                                       ________________   $_______________   $_______________
C    State and municipal tax-free                                 ________________   $_______________   $_______________
D    Public utility debt                                          ________________   $_______________   $_______________
E    Broker or dealers debt or debt of brokers' or dealers'
     parent                                                       ________________   $_______________   $_______________
F    All other corporate intermed. & long-term debt               ________________   $_______________   $_______________
G    All other corporate short-term debt                          ________________   $_______________   $_______________
H    Equity securities or brokers or dealers or parents of
     brokers or dealers                                           ________________   $_______________   $_______________
I    Investment company equity securities                         ________________   $_______________   $_______________
J    All other equity securities                                  1                  $      1,868,748   $        238,065
K    Other securities                                             ________________   $_______________   $_______________
L    Total assets of all series of Registrant                     1                  $      1,868,748   $        238,065

For period ending 12/31/2007
File number 811-07711

128. [X]Z[X] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
            insurer? (Y/N) ............................................................   ____
                                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

129. [X]Z[X] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
            current period? (Y/N) .....................................................   _____
                                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130. [X]Z[X] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
            insurance or guarantees? (Y/N) ............................................   _____
                                                                                           Y/N

131. Total expenses incurred by all series of Registrants during the current
     reporting period ($000's omitted) ................................................   $ 29,438


132. [X]Z[X] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-07711   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____
811-_____   811-_____   811-_____   811-_____   811-_____

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For period ending 12/31/2007
File number 811-07711

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the twenty-eighth day of February, 2008.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H


By: /s/ Yiji Starr
-------------------------------------
Yiji Starr
Vice President & CFO Annuities


/s/ Thomas J. Loftus
-------------------------------------
Witness: Thomas J. Loftus
Senior Counsel - Annuities